March 15, 1999


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, WRL Series, Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, and Putnam Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 19, 1999, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK:
356494); on February 19, 1999, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 831016); on February 19, 1999, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 927384); on March 3, 1999, AIM Variable Insurance Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 896435); on March 1, 1999, Dreyfus Stock Index Fund filed its annual report with the Commission via EDGAR (CIK: 846800); on February 23, 1999, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 813383); on March 1, 1999, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 918571); on March 9, 1999, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 752737); on February 26, 1999, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 778207); on February 25, 1999, Evergreen Variable Trust filed its annual report with the Commission via EDGAR (CIK: 928754); on February 26, 1999, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 912577); and on March 1, 1999, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 822671). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division